The Company and Summary of Significant Accounting Policies - Summary of Net Loss Per Common Share Basic and Diluted (Details) - USD ($)	3 Months Ended					6 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Mar. 31, 2024	Jun. 30, 2025		Jun. 30, 2024		Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Accounting Policies [Abstract]
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$ (4,001,515)		$ (1,248,874)		$ (628,590)	$ (15,137,515)		$ (1,877,464)		$ (5,496,958)	$ (8,984,880)		$ (6,098,951)
Deemed dividend related to the modification of equity classified warrants	0		(5,185,502)			0		(5,185,502)			(5,185,502)		0
Net loss attributable to common stockholders	$ (4,001,515)		$ (6,434,376)			$ (15,137,515)		$ (7,062,966)		$ (10,682,460)	$ (14,170,382)		$ (6,098,951)
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)	9,451,023	[1]	7,146,973	[1]		9,312,286	[1]				6,659,288	[2],[3]	3,180,067	[2],[3]
Weighted-average number of common shares used in computing net loss per common share, diluted (in shares)	9,451,023	[1]	7,146,973	[1]		9,312,286	[1]	5,777,865	[1]		6,659,288	[2],[3]	3,180,067	[2],[3]
Net loss per share, basic (in dollars per share)	$ (0.42)	[1]	$ (0.90)	[1]	$ (0.14)	$ (1.63)	[1]	$ (1.22)	[1]	$ (1.72)	$ (2.13)	[2],[3]	$ (1.92)	[2],[3]
Net loss per share, diluted (in dollars per share)			$ (0.90)	[1]	$ (0.14)	$ (1.63)	[1]	$ (1.22)	[1]	$ (1.72)	$ (2.13)	[2],[3]	$ (1.92)	[2],[3]

[1]	Amounts and per share amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts and per share amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[3]	Amounts for the year ended December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).